SHARE-BASED PAYMENTS	9 Months Ended
Sep. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED PAYMENTS

NOTE 10– SHARE-BASED PAYMENTS

 For the nine months ended September 30, 2019, on January 20, 2019, the Company issued 1,000,000 shares of the common stock to an arm’s length third party as compensation for services rendered. The fair value of these shares, in amount of $177,000, was determined by using the market price of the common stock as at the date of issuance.

For the nine months ended September 30, 2019, on April 20, 2019, the Company issued 500,000 shares of the common stock to an arm’s length third party as compensation for services rendered. The fair value of these shares, in amount of $50,000, was determined by using the market price of the common stock as at the date of issuance.

For the three and nine months ended June 30, 2018, on April 11, 2018, the Company issued 1,500,000 shares of the common stock to a corporation controlled by an officer of the Company as compensation for services rendered, and on April 14, 2018, the Company issued 1,000,000 shares of the common stock to a current officer of the Company who at that time was an arm’s length consultant, as compensation for services rendered. The fair value of these shares in amount of $337,250 was determined by using the market price of the common stock as at the date of issuance. (note 9, note 11)

2016 stock option plan

For the three months ended September 30, 2018, the Company recognized stock option expenses in amount of 69,957 (September 30, 2017 – $146,253).

For the nine months ended September 30, 2018, the Company recognized stock option expenses in amount of 212,570 (June 30, 2017 – $568,785)

The components of share-based payments expense are detailed in the table below.

	Date of grant	Contractual life	Number	Exercise price (C$)	Nine months ended September 30, 2018 ($)	Six months ended June 30, 2017 ($)	Share price (C$)	Risk-free rate	Volatility	Dividend yield	Expected life (years)
Warrant issuance	June 8, 2017	September 1, 2017	351,328	0.50	-	239,078	1.42	1%	54%	Nil	0.23
Deferred stock unit grant	December 1, 2016	December 1, 2021	917,500	1.50	155,377	132,821	1.50	1%	108%	Nil	5
Deferred stock unit grant	December 1, 2016	December 1, 2021	272,500	N/A	57,193	50,633	1.50	1%	108%	Nil	5
Warrants amendment	August 31, 2017	October 31, 2018			-	48,317
					$212,570	568,785

  As at September 30, 2018, the Company had the following stock options and deferred stock units.

Award	Fair Value	Contractual Life (years)	Units	Number of units vested	Weighted Average Exercise Price (C$)
Options	493,080	*	562,500	562,500	0.50
Fully vested options	210,961	*	187,500	187,500	-
Deferred stock units	304,405	*	272,500	107,319	-
Deferred stock units	798,517	*	917,500	367,164	0.50
Total	1,806,963		1,940,000	1,224,483

Subsequent to the Company’s discontinuation of the two businesses (note 3) during year 2018, services of certain Directors, Officers, Employees and Consultants were terminated accordingly. Those stock options and deferred option units were expired subsequently to the termination of services.